Assets held for sale and discontinued operations - Detailed Information About Gain On Sale Of Discontinued Operations (Parenthetical) (Detail) - Discontinued operations [member] £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Statement [Line Items]
Percentage of interest in associates	40.00%
Deferred consideration upon satisfaction of certain conditions	£ 79.6
Deferred consideration upon satisfaction of certain conditions	£ 78.0
Support period for disposal group	4 years